LKCM Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 68.9%		Shares	Value
Aerospace & Defense - 1.6%
L3Harris Technologies, Inc.		5,850	$1,786,649

Banks - 4.0%
Bank of America Corp.		33,100	1,707,629
Cullen/Frost Bankers, Inc.		8,300	1,052,191
JPMorgan Chase & Co.		5,500	1,734,865
			4,494,685

Beverages - 2.8%
Coca-Cola Co.		21,400	1,419,248
Keurig Dr Pepper, Inc.		35,000	892,850
PepsiCo, Inc.		5,750	807,530
			3,119,628

Broadline Retail - 2.2%
Amazon.com, Inc. (a)		11,200	2,459,184

Capital Markets - 1.1%
Moody's Corp.		2,650	1,262,672

Chemicals - 2.8%
Corteva, Inc.		7,658	517,911
Ecolab Inc.		3,600	985,896
Linde PLC		3,600	1,710,000
			3,213,807

Commercial Services & Supplies - 3.6%
Cintas Corp.		8,000	1,642,080
Waste Connections, Inc.		7,100	1,248,180
Waste Management, Inc.		5,250	1,159,358
			4,049,618

Construction Materials - 1.7%
Martin Marietta Materials, Inc.		3,100	1,953,868

Consumer Staples Distribution & Retail - 1.3%
Walmart, Inc.		14,600	1,504,676

Diversified Telecommunication Services - 0.9%
Verizon Communications Inc.		23,841	1,047,812

Electric Utilities - 0.8%
Constellation Energy Corp.		2,900	954,303

Electrical Equipment - 2.0%
Emerson Electric Co.		8,800	1,154,384
Rockwell Automation, Inc.		3,325	1,162,187
			2,316,571

Electronic Equipment, Instruments & Components - 2.5%
Teledyne Technologies, Inc. (a)		2,450	1,435,798
Trimble Inc. (a)		17,150	1,400,297
			2,836,095

Entertainment - 1.0%
Netflix, Inc. (a)		900	1,079,028

Financial Services - 1.5%
Visa, Inc. - Class A		4,850	1,655,693

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories		6,800	910,792
Alcon AG		17,900	1,333,729
			2,244,521

Household Products - 1.4%
Colgate-Palmolive Co.		13,400	1,071,196
Procter & Gamble Co.		3,250	499,363
			1,570,559

Industrial Conglomerates - 0.5%
Honeywell International Inc.		2,800	589,400

Insurance - 0.9%
Arthur J Gallagher & Co.		3,100	960,194

Interactive Media & Services - 4.6%
Alphabet Inc. - Class C - Class C		11,400	2,776,470
Meta Platforms, Inc. - Class A		3,275	2,405,095
			5,181,565

Life Sciences Tools & Services - 1.7%
Danaher Corp.		5,800	1,149,908
Thermo Fisher Scientific, Inc.		1,700	824,534
			1,974,442

Metals & Mining - 1.3%
Newmont Goldcorp Corp.		17,700	1,492,287

Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.		8,695	1,350,247
ConocoPhillips Co.		10,900	1,031,031
Coterra Energy, Inc.		25,000	591,250
EOG Resources, Inc.		4,450	498,934
Exxon Mobil Corp.		12,127	1,367,319
Kinder Morgan, Inc.		42,000	1,189,020
			6,027,801

Pharmaceuticals - 2.0%
Merck & Co., Inc.		12,500	1,049,125
Zoetis Inc.		8,026	1,174,364
			2,223,489

Professional Services - 1.0%
Broadridge Financial Solutions, Inc.		4,850	1,155,124

Semiconductors & Semiconductor Equipment - 4.1%
NVIDIA Corp.		20,000	3,731,600
QUALCOMM, Inc.		5,400	898,344
			4,629,944

Software - 9.1%
Adobe Inc. (a)		1,850	652,588
Microsoft Corp.		6,750	3,496,162
Oracle Corp.		11,900	3,346,756
Palo Alto Networks, Inc. (a)		3,300	671,946
Roper Technologies, Inc.		2,200	1,097,118
Salesforce, Inc.		4,550	1,078,350
			10,342,920

Specialty Retail - 1.6%
Home Depot, Inc.		4,500	1,823,355

Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc.		15,950	4,061,348
TOTAL COMMON STOCKS (Cost $33,064,375)			78,011,238

CORPORATE BONDS - 29.8%		Par	Value
Aerospace & Defense - 2.1%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)		750,000	782,188
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)		785,000	796,952
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)		800,000	828,953
			2,408,093

Banks - 0.8%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)		750,000	743,243
JPMorgan Chase & Co., 3.20%, 06/15/2026 (Callable 03/15/2026)		200,000	198,895
			942,138

Beverages - 1.0%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)		750,000	739,334
PepsiCo, Inc., 2.38%, 10/06/2026 (Callable 07/06/2026)		435,000	428,974
			1,168,308

Biotechnology - 1.7%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 02/14/2026)		600,000	597,336
4.95%, 03/15/2031 (Callable 01/15/2031)		250,000	258,540
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)		450,000	444,236
5.25%, 03/02/2030 (Callable 01/02/2030)		550,000	570,390
			1,870,502

Broadline Retail - 0.6%
Amazon.com, Inc.
4.55%, 12/01/2027 (Callable 11/01/2027)		550,000	558,515
4.65%, 12/01/2029 (Callable 10/01/2029)		125,000	128,334
			686,849

Chemicals - 2.0%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)		675,000	653,865
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)		650,000	655,341
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)		500,000	493,626
5.25%, 01/15/2028 (Callable 12/15/2027)		475,000	488,059
			2,290,891

Commercial Services & Supplies - 1.7%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)		750,000	769,284
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)		200,000	202,512
4.63%, 02/15/2030 (Callable 12/15/2029)		500,000	508,973
4.15%, 04/15/2032 (Callable 01/15/2032)		500,000	495,114
			1,975,883

Communications Equipment - 0.7%
Cisco Systems, Inc., 5.05%, 02/26/2034 (Callable 11/26/2033)		750,000	776,243

Consumer Finance - 0.8%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)		850,000	851,985

Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp., 1.38%, 06/20/2027 (Callable 04/20/2027)		690,000	663,180

Crude Petroleum Extraction - 0.5%
Enterprise Products Operating LLC, 5.35%, 01/31/2033 (Callable 10/31/2032)		500,000	522,804

Electric Utilities - 0.9%
Duke Energy Corp.
5.00%, 12/08/2027 (Callable 11/08/2027)		495,000	504,337
4.50%, 08/15/2032 (Callable 05/15/2032)		500,000	497,318
			1,001,655

Financial Services - 1.2%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)		500,000	513,903
Visa Inc.
3.15%, 12/14/2025 (Callable 10/31/2025)		300,000	299,481
1.90%, 04/15/2027 (Callable 02/15/2027)		500,000	486,252
			1,299,636

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, 3.75%, 11/30/2026 (Callable 08/30/2026)		355,000	355,024

Household Products - 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)		595,000	588,374

Industrial Conglomerates - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029 (Callable 08/01/2029)		150,000	154,380

Insurance - 0.9%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)		975,000	995,867

Interactive Media & Services - 1.3%
Alphabet, Inc., 2.00%, 08/15/2026 (Callable 05/15/2026)		200,000	197,051
Meta Platforms, Inc.
3.50%, 08/15/2027 (Callable 07/15/2027)		250,000	249,056
4.60%, 05/15/2028 (Callable 04/15/2028)		250,000	255,203
4.55%, 08/15/2031 (Callable 06/15/2031)		550,000	561,311
4.75%, 08/15/2034 (Callable 05/15/2034)		250,000	253,342
			1,515,963

IT Services - 0.1%
International Business Machines Corp., 4.75%, 02/06/2033 (Callable 11/06/2032)		125,000	127,038

Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)		750,000	776,103

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)		400,000	389,013
ConocoPhillips Co.
6.95%, 04/15/2029		500,000	547,355
5.05%, 09/15/2033 (Callable 06/15/2033)		250,000	257,747
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 10/11/2025)		500,000	500,922
Enterprise Products Operating LLC, 5.05%, 01/10/2026		100,000	100,212
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)		750,000	754,601
Exxon Mobil Corp., 3.04%, 03/01/2026 (Callable 12/01/2025)		400,000	398,510
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)		325,000	332,841
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)		750,000	790,779
			4,071,980

Other Electric Power Generation - 0.3%
Duke Energy Progress LLC, 5.25%, 03/15/2033 (Callable 12/15/2032)		300,000	312,358

Personal Care Products - 0.1%
Kenvue, Inc., 5.00%, 03/22/2030 (Callable 01/22/2030)		120,000	123,307

Pharmaceuticals - 0.5%
Eli Lilly & Co., 4.50%, 02/09/2029 (Callable 01/09/2029)		575,000	584,320

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc., 5.05%, 07/12/2029 (Callable 06/12/2029)		250,000	257,622
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)		400,000	397,857
			655,479

Software - 2.8%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)		850,000	873,320
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)		550,000	568,052
5.20%, 09/15/2033 (Callable 06/15/2033)		275,000	287,757
Oracle Corp.
4.65%, 05/06/2030 (Callable 03/06/2030)		220,000	223,209
4.90%, 02/06/2033 (Callable 11/06/2032)		750,000	756,515
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)		500,000	500,816
			3,209,669

Specialized REITs - 0.6%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)		635,000	630,474
5.80%, 11/15/2028 (Callable 10/15/2028)		75,000	78,359
			708,833

Specialty Retail - 2.5%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)		500,000	490,715
4.90%, 04/15/2029 (Callable 03/15/2029)		220,000	226,517
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)		800,000	793,817
O'Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)		500,000	498,721
4.70%, 06/15/2032 (Callable 03/15/2032)		250,000	252,206
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)		500,000	516,468
			2,778,444

Support Activities for Oil and Gas Operations - 0.1%
ConocoPhillips Co., 4.70%, 01/15/2030 (Callable 12/15/2029)		100,000	102,026

Wireless Telecommunications Carriers (except Satellite) - 0.2%
T-Mobile USA, Inc.
3.75%, 04/15/2027 (Callable 02/15/2027)		100,000	99,474
4.75%, 02/01/2028 (Callable 10/11/2025)		100,000	100,156
			199,630
TOTAL CORPORATE BONDS (Cost $33,412,488)			33,716,962

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.7%		Shares	Value
Specialized REITs - 0.7%
American Tower Corp.		4,500	865,440
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $847,757)			865,440

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 0.5%			Value
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares - Institutional Class, 4.06%(b)		514,176	514,176
TOTAL SHORT-TERM INVESTMENTS (Cost $514,176)			514,176

TOTAL INVESTMENTS - 99.9% (Cost $67,838,796)			113,107,816
Other Assets in Excess of Liabilities - 0.1%			151,646
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$113,259,462
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$78,011,238	$–	$–	$78,011,238
Corporate Bonds	–	33,716,962	–	33,716,962
Real Estate Investment Trusts - Common	865,440	–	–	865,440
Short-Term Investments	514,176	–	–	514,176
Total Investments*	$79,390,854	$33,716,962	$–	$113,107,816

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Balanced Fund
Sector Classification
September 30, 2025 (Unaudited)

Sector:	% of Net Assets
Information Technology	23.5%
Industrials	12.6%
Financials	11.2%
Energy	8.9%
Health Care	8.9%
Communication Services	8.0%
Materials	7.8%
Consumer Staples	7.7%
Consumer Discretionary	6.9%
Utilities	1.7%
Real Estate	1.3%
Cash & Others	1.5%
100%